Investment and Fair Value Measurement (Details) - Schedule of fair value reconciliation of Level 3 assets - Fair Value, Inputs, Level 3 [Member] - Common Stocks [Member] - Warrants [Member] - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 77,200	$ 4,289
Change in unrealized appreciation		(4,289)
Ending balance	77,200
Net change in unrealized depreciation relating to investments still held